Schedule of Investments (unaudited) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class C, (LIBOR USD 3 Month + 3.20%), 3.48%, 01/10/39(a)(b)(c)	USD 178	$—

Total Asset-Backed Securities — 0.0% (Cost: $173,362)		—

	Shares

Common Stocks — 57.6%

Aerospace & Defense — 0.1%
Howmet Aerospace, Inc.	6,961	102,884
Meggitt plc	6,628	23,158
MTU Aero Engines AG	699	121,198
Singapore Technologies Engineering Ltd.	59,300	141,839
TransDigm Group, Inc.	516	222,695

		611,774

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	6,029	565,038
Deutsche Post AG (Registered)	16,371	664,502
DSV Panalpina A/S	2,161	295,702
Expeditors International of Washington, Inc.	7,569	639,656
FedEx Corp.	7,146	1,203,386
United Parcel Service, Inc., Class B	16,859	2,406,791
XPO Logistics, Inc.(d)	4,841	363,172

		6,138,247

Airlines — 0.3%
Delta Air Lines, Inc.	63,527	1,586,269
Deutsche Lufthansa AG (Registered)	4,245	37,243
Qantas Airways Ltd.	24,742	56,728
Southwest Airlines Co.	59,148	1,827,082

		3,507,322

Auto Components — 0.2%
Aisin Seiki Co. Ltd.	2,400	69,315
Aptiv plc	2,277	177,037
Bridgestone Corp.	17,200	506,635
Cie Generale des Etablissements Michelin SCA	2,723	282,010
Continental AG	1,528	147,603
Denso Corp.	5,300	196,061
Koito Manufacturing Co. Ltd.	700	27,410
NGK Spark Plug Co. Ltd.	5,300	71,277
Pirelli & C SpA(c)(d)	9,298	36,823
Sumitomo Electric Industries Ltd.	8,000	89,381
Toyota Industries Corp.	5,300	269,257
Valeo SA	1,875	48,117

		1,920,926

Automobiles — 0.7%
Bayerische Motoren Werke AG	2,171	138,836
Daimler AG (Registered)	6,893	301,390
Ferrari NV	1,821	325,621
Fiat Chrysler Automobiles NV	3,467	35,247
Ford Motor Co.	43,711	288,930
General Motors Co.	16,244	404,313
Harley-Davidson, Inc.	1,080	28,112
Honda Motor Co. Ltd.	21,500	524,167
Nissan Motor Co. Ltd.	27,700	94,750
Peugeot SA(d)	3,892	62,563
Renault SA	210	4,991
Subaru Corp.	5,500	103,881
Suzuki Motor Corp.	4,100	134,535
Tesla, Inc.(d)	2,151	3,077,565
Toyota Motor Corp.	25,400	1,507,844

		7,032,745

Security	Shares	Value

Banks — 2.8%
ABN AMRO Bank NV, CVA(c)	5,982	$49,685
Australia & New Zealand Banking Group Ltd.	47,322	601,023
Banco Bilbao Vizcaya Argentaria SA	81,699	254,388
Banco Santander SA	214,177	459,297
Bank Hapoalim BM	15,646	94,407
Bank Leumi Le-Israel BM	15,370	77,916
Bank of America Corp.	145,899	3,629,967
Barclays plc	285,990	370,785
BNP Paribas SA	14,137	570,340
BOC Hong Kong Holdings Ltd.	60,000	167,283
CaixaBank SA	14,462	31,108
Citigroup, Inc.	41,797	2,090,268
Citizens Financial Group, Inc.	9,251	229,517
Comerica, Inc.	4,070	156,776
Commonwealth Bank of Australia	25,721	1,308,553
Credit Agricole SA	11,880	114,354
DBS Group Holdings Ltd.	19,000	274,468
DNB ASA	22,106	339,534
East West Bancorp, Inc.	2,678	92,819
Erste Group Bank AG(d)	3,742	83,758
Fifth Third Bancorp	14,480	287,573
First Republic Bank	3,174	357,012
Hang Seng Bank Ltd.	11,600	182,521
HSBC Holdings plc	249,447	1,123,216
Huntington Bancshares, Inc.	20,951	194,216
ING Groep NV	45,371	316,367
Intesa Sanpaolo SpA	195,260	398,007
Israel Discount Bank Ltd., Class A	20,244	62,242
Japan Post Bank Co. Ltd.	23,500	175,318
JPMorgan Chase & Co.	56,183	5,429,525
KBC Group NV	2,713	154,685
KeyCorp	21,259	255,321
M&T Bank Corp.	2,953	312,870
Mediobanca Banca di Credito Finanziario SpA	5,414	43,724
Mitsubishi UFJ Financial Group, Inc.	193,800	726,231
Mizrahi Tefahot Bank Ltd.	5,566	116,663
Mizuho Financial Group, Inc.	317,100	386,560
National Australia Bank Ltd.	48,001	599,248
Nordea Bank Abp	53,475	413,045
Oversea-Chinese Banking Corp. Ltd.	35,000	219,232
People’s United Financial, Inc.	7,319	78,972
Regions Financial Corp.	17,845	193,797
Royal Bank of Scotland Group plc	102,015	140,497
Signature Bank	380	38,961
Skandinaviska Enskilda Banken AB, Class A	29,602	286,402
Societe Generale SA	9,583	147,533
Standard Chartered plc	43,939	219,689
Sumitomo Mitsui Financial Group, Inc.	19,900	530,264
Sumitomo Mitsui Trust Holdings, Inc.	2,200	56,483
SVB Financial Group(d)	993	222,700
Svenska Handelsbanken AB, Class A(d)	25,601	241,430
Swedbank AB, Class A(d)	12,700	206,226
Truist Financial Corp.	25,782	965,794
UniCredit SpA	21,461	196,968
United Overseas Bank Ltd.	14,400	202,745
US Bancorp	26,971	993,612
Wells Fargo & Co.	79,512	1,928,961
Westpac Banking Corp.	55,537	666,931
Zions Bancorp NA	983	31,918

		30,099,705

Beverages — 1.9%
Anheuser-Busch InBev SA/NV	10,523	571,432
Asahi Group Holdings Ltd.	8,100	264,027
Brown-Forman Corp., Class B	13,812	957,724
Budweiser Brewing Co. APAC Ltd.(c)(d)	35,800	129,911
Coca-Cola Amatil Ltd.	34,852	203,414

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Coca-Cola Bottlers Japan Holdings, Inc.	3,800	$56,694
Coca-Cola Co. (The)	105,992	5,007,062
Coca-Cola European Partners plc	17,710	729,121
Coca-Cola HBC AG	6,494	169,063
Constellation Brands, Inc., Class A	7,273	1,296,049
Davide Campari-Milano NV	15,468	156,155
Diageo plc	35,162	1,286,601
Heineken Holding NV	4,747	410,153
Heineken NV	1,476	142,987
Ito En Ltd.	2,100	124,305
Keurig Dr Pepper, Inc.	39,524	1,209,039
Kirin Holdings Co. Ltd.	16,600	319,860
Molson Coors Beverage Co., Class B	11,548	433,281
Monster Beverage Corp.(d)	17,717	1,390,430
PepsiCo, Inc.	36,238	4,988,523
Pernod Ricard SA	1,775	305,033
Suntory Beverage & Food Ltd.	4,700	177,407
Treasury Wine Estates Ltd.	4,646	35,671

		20,363,942

Biotechnology — 1.1%
AbbVie, Inc.	26,447	2,510,085
Alexion Pharmaceuticals, Inc.(d)	2,563	262,682
Alnylam Pharmaceuticals, Inc.(d)	1,189	173,309
Amgen, Inc.	8,738	2,137,926
BeiGene Ltd., ADR(d)	109	22,781
Biogen, Inc.(d)	2,329	639,753
BioMarin Pharmaceutical, Inc.(d)	1,921	230,155
CSL Ltd.	5,732	1,114,890
Exact Sciences Corp.(d)	1,595	151,126
Galapagos NV(d)	391	72,617
Genmab A/S(d)	379	130,454
Gilead Sciences, Inc.	18,589	1,292,493
Grifols SA	3,607	105,092
Incyte Corp.(d)	1,779	175,694
Ionis Pharmaceuticals, Inc.(d)	897	51,631
Moderna, Inc.(d)(e)	3,212	238,009
Neurocrine Biosciences, Inc.(d)	426	51,273
PeptiDream, Inc.(d)	600	24,172
Regeneron Pharmaceuticals, Inc.(d)	1,388	877,313
Sarepta Therapeutics, Inc.(d)	614	94,261
Seattle Genetics, Inc.(d)	1,295	215,320
Vertex Pharmaceuticals, Inc.(d)	3,583	974,576

		11,545,612

Building Products — 0.1%
AGC, Inc.	1,300	36,544
Assa Abloy AB, Class B	15,283	337,391
Cie de Saint-Gobain	5,781	213,868
Daikin Industries Ltd.	3,200	563,029
Geberit AG (Registered)	343	189,307
Nibe Industrier AB, Class B(d)	3,701	89,050
Trane Technologies plc	395	44,189

		1,473,378

Capital Markets — 1.8%
3i Group plc	23,191	266,940
Ameriprise Financial, Inc.	1,960	301,115
Amundi SA(c)	1,007	76,615
Apollo Global Management, Inc.	2,985	146,563
ASX Ltd.	2,941	173,286
Bank of New York Mellon Corp. (The)	17,218	617,265
Blackstone Group, Inc. (The), Class A	14,006	746,240
Carlyle Group, Inc. (The)	3,761	107,076
Cboe Global Markets, Inc.	2,454	215,216
Charles Schwab Corp. (The)	24,453	810,617
CME Group, Inc.	7,320	1,216,438

Security	Shares	Value

Capital Markets (continued)
Credit Suisse Group AG (Registered)(d)	25,414	$271,022
Daiwa Securities Group, Inc.	9,100	40,406
Deutsche Bank AG (Registered)(d)	21,274	191,306
Deutsche Boerse AG	2,190	398,457
E*TRADE Financial Corp.	3,421	173,684
Eaton Vance Corp.	673	24,322
EQT AB	3,522	83,263
FactSet Research Systems, Inc.	694	240,332
Franklin Resources, Inc.	8,917	187,703
Goldman Sachs Group, Inc. (The)	6,578	1,302,181
Hargreaves Lansdown plc	3,145	71,375
Hong Kong Exchanges & Clearing Ltd.	13,700	652,300
Intercontinental Exchange, Inc.	9,818	950,186
Invesco Ltd.	6,094	61,184
Japan Exchange Group, Inc.	4,600	109,231
Julius Baer Group Ltd.	2,424	106,413
KKR & Co., Inc., Class A	9,674	342,169
London Stock Exchange Group plc	4,758	525,564
Macquarie Group Ltd.	5,056	444,331
Magellan Financial Group Ltd.	1,446	62,822
MarketAxess Holdings, Inc.	781	403,543
Moody’s Corp.	3,395	955,014
Morgan Stanley	24,928	1,218,481
MSCI, Inc.	1,724	648,190
Nasdaq, Inc.	2,378	312,255
Natixis SA(d)	12,311	30,113
Nomura Holdings, Inc.	31,300	147,303
Northern Trust Corp.	4,518	353,985
Partners Group Holding AG	237	229,584
Raymond James Financial, Inc.	2,944	204,549
S&P Global, Inc.	4,025	1,409,756
Schroders plc	4,555	175,918
SEI Investments Co.	2,350	122,975
St. James’s Place plc	13,809	168,893
Standard Life Aberdeen plc	52,387	170,510
State Street Corp.	7,698	491,055
T. Rowe Price Group, Inc.	4,837	667,990
TD Ameritrade Holding Corp.	7,905	283,710
Tradeweb Markets, Inc., Class A	1,600	86,512
UBS Group AG (Registered)(d)	45,218	532,703

		19,528,661

Chemicals — 1.1%
Air Liquide SA	6,461	1,062,707
Air Products and Chemicals, Inc.	3,755	1,076,296
Akzo Nobel NV	1,305	122,963
Asahi Kasei Corp.	12,100	87,037
BASF SE	13,129	724,275
CF Industries Holdings, Inc.	4,833	151,418
Chr Hansen Holding A/S	1,079	123,127
Corteva, Inc.	12,336	352,316
Croda International plc	452	33,735
Dow, Inc.	13,481	553,530
DuPont de Nemours, Inc.	7,757	414,844
Ecolab, Inc.	1,800	336,744
EMS-Chemie Holding AG (Registered)	263	227,119
Evonik Industries AG	6,899	186,385
FMC Corp.	528	55,994
Givaudan SA (Registered)	152	629,542
ICL Group Ltd.	31,100	97,076
Johnson Matthey plc	3,584	104,655
Koninklijke DSM NV	2,455	375,777
Linde plc	9,044	2,216,775
LyondellBasell Industries NV, Class A	4,535	283,528
Nippon Paint Holdings Co. Ltd.	2,500	170,953
Nitto Denko Corp.	4,300	243,726
Novozymes A/S, Class B	1,924	115,092

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Nutrien Ltd.	2,469	$80,404
PPG Industries, Inc.	564	60,715
Sherwin-Williams Co. (The)	1,398	905,792
Shin-Etsu Chemical Co. Ltd.	4,800	561,786
Sika AG (Registered)	2,002	439,904
Sumitomo Chemical Co. Ltd.	31,600	91,186
Symrise AG	374	46,754
Toray Industries, Inc.	19,200	83,108
Umicore SA	2,001	94,501
Westlake Chemical Corp.	497	27,087
Yara International ASA	2,820	118,959

		12,255,810

Commercial Services & Supplies — 0.2%
Brambles Ltd.	11,834	91,368
Cintas Corp.	1,094	330,246
Copart, Inc.(d)	5,146	479,865
Rentokil Initial plc	26,974	188,180
Republic Services, Inc.	3,452	301,187
Rollins, Inc.	641	33,588
Securitas AB, Class B(d)	2,083	31,058
Waste Connections, Inc.	3,165	324,001
Waste Management, Inc.	6,922	758,651

		2,538,144

Communications Equipment — 0.2%
Cisco Systems, Inc.	32,869	1,548,130
Nokia OYJ	24,406	117,152
Telefonaktiebolaget LM Ericsson, Class B	33,432	388,983

		2,054,265

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA	1,664	38,599
Bouygues SA	3,879	137,032
Eiffage SA	1,914	167,270
Ferrovial SA	14,690	359,714
HOCHTIEF AG	593	48,418
Skanska AB, Class B(d)	4,252	85,832
Vinci SA	8,090	696,266

		1,533,131

Construction Materials — 0.0%
CRH plc	1,985	72,271
Fletcher Building Ltd.	10,362	23,292
James Hardie Industries plc, CDI	4,497	92,815
LafargeHolcim Ltd. (Registered)(d)	5,279	249,752

		438,130

Consumer Finance — 0.2%
Ally Financial, Inc.	5,679	114,148
American Express Co.	14,540	1,356,873
Capital One Financial Corp.	9,766	623,071
Discover Financial Services	5,938	293,515
Synchrony Financial	12,681	280,630

		2,668,237

Containers & Packaging — 0.1%
Ball Corp.	9,338	687,557
Toyo Seikan Group Holdings Ltd.	2,300	25,193

		712,750

Distributors — 0.1%
Genuine Parts Co.	4,809	433,532
LKQ Corp.(d)	8,101	228,367

		661,899

Security	Shares	Value

Diversified Financial Services — 0.5%
AMP Ltd.	27,547	$28,663
Berkshire Hathaway, Inc., Class B(d)	22,192	4,344,750
Equitable Holdings, Inc.	4,144	84,786
EXOR NV	2,287	128,433
Industrivarden AB, Class C(d)	3,326	82,044
Investor AB, Class B	10,565	626,870
Kinnevik AB, Class B	3,690	129,890
L E Lundbergforetagen AB, Class B(d)	2,555	120,017
M&G plc(d)	48,633	101,786
ORIX Corp.	19,700	213,058
Voya Financial, Inc.	339	16,747

		5,877,044

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	134,552	3,980,048
BT Group plc	180,908	232,458
Cellnex Telecom SA(c)	3,043	191,509
CenturyLink, Inc.	31,402	303,029
Deutsche Telekom AG (Registered)	45,021	751,614
HKT Trust & HKT Ltd.(f)	24,000	35,364
Infrastrutture Wireless Italiane SpA(c)	2,843	28,688
Koninklijke KPN NV	22,654	59,680
Liberty Global plc, Class A(d)	3,130	73,258
Liberty Global plc, Class C(d)	7,991	181,875
Nippon Telegraph & Telephone Corp.	20,500	475,835
Orange SA	24,315	284,993
Singapore Telecommunications Ltd.	86,500	156,987
Spark New Zealand Ltd.	25,996	85,192
Swisscom AG (Registered)	377	200,400
Telefonica Deutschland Holding AG	9,161	24,996
Telefonica SA	64,925	271,907
Telenor ASA	27,264	421,469
Telia Co. AB	74,598	290,688
Telstra Corp. Ltd.	64,743	155,028
TPG Telecom Ltd.(d)	6,368	36,579
Tuas Ltd.(d)	8,586	4,325
United Internet AG (Registered)	830	37,663
Verizon Communications, Inc.	98,641	5,669,885

		13,953,470

Electric Utilities — 0.7%
AusNet Services	44,019	56,244
Edison International	7,537	419,585
Electricite de France SA	15,036	152,263
Evergy, Inc.	4,718	305,868
Eversource Energy	4,118	370,908
Exelon Corp.	21,056	812,972
Fortum OYJ	7,046	143,011
Iberdrola SA	87,358	1,129,127
Longview Energy Co. (Acquired 08/13/04, cost $48,000)(b)(d)(g)	3,200	4,704
Mercury NZ Ltd.	36,735	114,207
NextEra Energy, Inc.	8,066	2,264,126
Orsted A/S(c)	2,613	372,418
Red Electrica Corp. SA	2,461	47,977
SSE plc	20,867	353,953
Terna Rete Elettrica Nazionale SpA	44,506	332,137
Verbund AG	3,183	166,999

		7,046,499

Electrical Equipment — 0.2%
ABB Ltd. (Registered)	21,433	538,255
Acuity Brands, Inc.	277	27,451
Legrand SA	3,544	274,158
Mitsubishi Electric Corp.	19,900	259,776
Nidec Corp.	5,400	428,960
Prysmian SpA	2,602	66,537

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Schneider Electric SE	6,673	$765,150
Siemens Gamesa Renewable Energy SA	1,304	30,768
Vestas Wind Systems A/S	1,609	206,249

		2,597,304

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	3,163	334,519
CDW Corp.	2,008	233,430
Cognex Corp.	1,757	117,491
Corning, Inc.	5,213	161,603
Halma plc	6,549	186,017
Hamamatsu Photonics KK	2,000	86,926
Hexagon AB, Class B(d)	4,646	303,836
Hitachi Ltd.	11,700	350,462
Ingenico Group SA(d)	896	145,003
IPG Photonics Corp.(d)	387	69,277
Keyence Corp.	2,200	927,712
Kyocera Corp.	4,400	245,037
Murata Manufacturing Co. Ltd.	10,700	687,268
Omron Corp.	6,400	460,991
TDK Corp.	2,700	300,610
Trimble, Inc.(d)	3,598	160,147
Yokogawa Electric Corp.	1,200	18,432
Zebra Technologies Corp., Class A(d)	691	193,998

		4,982,759

Energy Equipment & Services — 0.1%
Baker Hughes Co.	15,184	235,200
Halliburton Co.	24,730	354,381
National Oilwell Varco, Inc.	11,998	138,097
Tenaris SA	5,607	33,045

		760,723

Entertainment — 0.9%
Activision Blizzard, Inc.	12,649	1,045,187
Electronic Arts, Inc.(d)	4,571	647,345
Netflix, Inc.(d)	6,060	2,962,613
Nexon Co. Ltd.	2,800	71,937
Nintendo Co. Ltd	1,200	527,772
Take-Two Interactive Software, Inc.(d)	1,592	261,120
Ubisoft Entertainment SA(d)	618	51,617
Vivendi SA	10,028	266,107
Walt Disney Co. (The)	31,769	3,715,067

		9,548,765

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	1,585	281,417
American Tower Corp.	7,206	1,883,576
Ascendas REIT	43,600	112,857
AvalonBay Communities, Inc.	2,183	334,261
Boston Properties, Inc.	2,180	194,216
British Land Co. plc (The)	887	4,233
Camden Property Trust	1,259	114,330
CapitaLand Commercial Trust	40,600	47,876
CapitaLand Mall Trust	35,600	49,204
Covivio	368	26,447
Crown Castle International Corp.	6,754	1,125,892
Daiwa House REIT Investment Corp.	14	36,402
Dexus	11,722	71,157
Digital Realty Trust, Inc.	4,033	647,458
Duke Realty Corp.	4,108	165,100
Equinix, Inc.	1,346	1,057,256
Equity LifeStyle Properties, Inc.	1,658	113,275
Equity Residential	6,063	325,159
Essex Property Trust, Inc.	918	202,639
Extra Space Storage, Inc.	1,849	191,076
Federal Realty Investment Trust	919	70,120
Gecina SA	428	55,521

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
GLP J-Reit	19	$31,691
Goodman Group	23,576	286,651
GPT Group (The)	21,295	58,928
Healthpeak Properties, Inc.	8,377	228,608
Host Hotels & Resorts, Inc.	8,464	91,242
Invitation Homes, Inc.	6,695	199,645
Iron Mountain, Inc.	3,914	110,336
Japan Real Estate Investment Corp.	11	56,126
Japan Retail Fund Investment Corp.	31	37,274
Kimco Realty Corp.	1,965	21,910
Klepierre SA	1,219	21,111
Land Securities Group plc	9,353	70,445
Link REIT	22,500	174,579
Mapletree Commercial Trust	22,600	30,431
Mapletree Logistics Trust	35,500	55,297
Medical Properties Trust, Inc.	6,985	140,608
Mid-America Apartment Communities, Inc.	1,331	158,642
Mirvac Group	45,588	67,840
National Retail Properties, Inc.	2,578	91,390
Nippon Building Fund, Inc.	14	78,272
Nippon Prologis REIT, Inc.	15	51,780
Nomura Real Estate Master Fund, Inc.	29	35,965
Omega Healthcare Investors, Inc.	2,940	95,197
Prologis, Inc.	12,072	1,272,630
Public Storage	2,746	548,870
Realty Income Corp.	5,097	306,075
Regency Centers Corp.	2,120	86,984
SBA Communications Corp.	1,652	514,664
Scentre Group	64,872	94,019
Segro plc	15,041	190,483
Simon Property Group, Inc.	5,202	324,345
Stockland	28,200	63,735
Sun Communities, Inc.	1,075	161,175
UDR, Inc.	3,171	114,790
Unibail—Rodamco-Westfield	2,155	113,040
Ventas, Inc.	5,564	213,435
VEREIT, Inc.	7,767	50,563
VICI Properties, Inc.	6,436	139,726
Vicinity Centres	41,730	38,549
Vornado Realty Trust	1,940	66,969
Welltower, Inc.	6,323	338,660
Weyerhaeuser Co.	11,571	321,789
WP Carey, Inc.	2,969	211,897

		14,475,838

Food & Staples Retailing — 1.3%
Aeon Co. Ltd.	22,300	527,252
Carrefour SA	9,945	158,055
Coles Group Ltd.	28,508	369,598
Colruyt SA	4,209	244,444
Cosmos Pharmaceutical Corp.	900	165,384
Costco Wholesale Corp.	11,970	3,896,594
Empire Co. Ltd., Class A	2,577	66,202
George Weston Ltd.	2,527	190,867
ICA Gruppen AB	7,856	385,912
J Sainsbury plc	111,780	272,446
Jeronimo Martins SGPS SA	28,507	477,956
Kobe Bussan Co. Ltd.	1,800	111,714
Koninklijke Ahold Delhaize NV	26,624	766,794
Kroger Co. (The)	32,099	1,116,724
Lawson, Inc.	4,800	239,025
Loblaw Cos. Ltd.	3,851	199,788
METRO AG	18,552	169,257
Metro, Inc.	1,998	87,650
Sundrug Co. Ltd.	3,800	129,318
Sysco Corp.	20,323	1,074,071
Tsuruha Holdings, Inc.	1,700	235,732

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	30,550	$1,243,690
Welcia Holdings Co. Ltd.	1,900	174,106
Wm Morrison Supermarkets plc	157,661	382,443
Woolworths Group Ltd.	27,148	751,566

		13,436,588

Food Products — 2.1%
a2 Milk Co. Ltd.(d)	11,700	163,037
Ajinomoto Co., Inc.	6,300	113,776
Archer-Daniels-Midland Co.	15,389	659,111
Associated British Foods plc	14,934	342,052
Barry Callebaut AG (Registered)	73	152,009
Bunge Ltd.	6,286	273,064
Calbee, Inc.	1,200	38,133
Campbell Soup Co.	12,510	620,121
Chocoladefabriken Lindt & Spruengli AG	26	201,288
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	342,957
Conagra Brands, Inc.	21,613	809,407
Danone SA	7,285	487,609
General Mills, Inc.	23,106	1,461,917
Hershey Co. (The)	7,045	1,024,413
Hormel Foods Corp.	19,247	978,902
Ingredion, Inc.	3,981	344,357
JM Smucker Co. (The)	6,421	702,136
Kellogg Co.	12,384	854,372
Kerry Group plc, Class A	1,331	176,286
Kikkoman Corp.	3,900	183,035
Kraft Heinz Co. (The)	33,516	1,152,280
Lamb Weston Holdings, Inc.	8,474	509,118
McCormick & Co., Inc. (Non-Voting)	5,275	1,028,098
MEIJI Holdings Co. Ltd.	2,900	227,721
Mondelez International, Inc., Class A	39,867	2,212,220
Mowi ASA	14,369	260,958
Nestle SA (Registered)	39,481	4,695,150
NH Foods Ltd.	1,700	74,718
Nisshin Seifun Group, Inc.	4,700	71,994
Nissin Foods Holdings Co. Ltd.	1,700	153,563
Orkla ASA	21,642	212,867
Toyo Suisan Kaisha Ltd.	1,700	103,352
Tyson Foods, Inc., Class A	13,256	814,581
Wilmar International Ltd.	132,100	446,525
Yakult Honsha Co. Ltd.	2,900	165,750
Yamazaki Baking Co. Ltd.	1,900	31,882

		22,088,759

Gas Utilities — 0.1%
APA Group(f)	25,965	203,402
Hong Kong & China Gas Co. Ltd.	198,450	284,345
Naturgy Energy Group SA	11,512	214,215
Osaka Gas Co. Ltd.	8,000	148,334
Snam SpA	61,586	327,850
Toho Gas Co. Ltd.	800	34,912
Tokyo Gas Co. Ltd.	6,700	142,255

		1,355,313

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	25,605	2,576,887
ABIOMED, Inc.(d)	490	146,971
Alcon, Inc.(d)	5,881	355,444
Align Technology, Inc.(d)	832	244,458
Asahi Intecc Co. Ltd.	1,200	33,481
Baxter International, Inc.	5,956	514,479
Becton Dickinson and Co.	3,979	1,119,452
BioMerieux	191	30,784
Boston Scientific Corp.(d)	19,901	767,582
Carl Zeiss Meditec AG	337	35,270

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cochlear Ltd.	672	$91,704
Coloplast A/S, Class B	1,105	188,620
Cooper Cos., Inc. (The)	425	120,245
Danaher Corp.	9,308	1,896,970
Dentsply Sirona, Inc.	1,545	68,907
DexCom, Inc.(d)	1,189	517,857
DiaSorin SpA	216	42,606
Edwards Lifesciences Corp.(d)	8,779	688,361
Fisher & Paykel Healthcare Corp. Ltd.	8,097	193,959
Hologic, Inc.(d)	3,007	209,828
Hoya Corp.	4,200	414,202
IDEXX Laboratories, Inc.(d)	1,060	421,615
Insulet Corp.(d)	727	147,843
Intuitive Surgical, Inc.(d)	1,660	1,137,830
Koninklijke Philips NV	9,680	500,174
Masimo Corp.(d)	428	94,211
Medtronic plc	21,007	2,026,755
Olympus Corp.	12,000	215,838
ResMed, Inc.	1,836	371,808
Siemens Healthineers AG(c)	3,889	202,467
Smith & Nephew plc	13,768	271,746
Sonova Holding AG (Registered)	482	108,982
STERIS plc	1,168	186,448
Straumann Holding AG (Registered)	80	79,248
Stryker Corp.	5,083	982,544
Sysmex Corp.	1,700	130,724
Teleflex, Inc.	485	180,954
Terumo Corp.	7,000	264,818
Varian Medical Systems, Inc.(d)	741	105,756
West Pharmaceutical Services, Inc.	710	190,898
Zimmer Biomet Holdings, Inc.	2,685	362,099

		18,240,825

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	5,296	530,606
Anthem, Inc.	4,025	1,102,045
Cardinal Health, Inc.	6,321	345,253
Centene Corp.(d)	5,892	384,453
Cigna Corp.	6,789	1,172,392
CVS Health Corp.	31,470	1,980,722
DaVita, Inc.(d)	3,194	279,124
Fresenius Medical Care AG & Co. KGaA	2,448	215,674
Fresenius SE & Co. KGaA	4,835	241,236
HCA Healthcare, Inc.	8,235	1,042,880
Henry Schein, Inc.(d)	2,759	189,626
Humana, Inc.	1,352	530,592
Laboratory Corp. of America Holdings(d)	2,909	561,204
McKesson Corp.	4,664	700,346
Quest Diagnostics, Inc.	4,065	516,540
Ramsay Health Care Ltd.	2,503	110,631
Ryman Healthcare Ltd.	9,160	81,304
Sonic Healthcare Ltd.	5,610	128,439
UnitedHealth Group, Inc.	13,235	4,007,293
Universal Health Services, Inc., Class B	2,795	307,171

		14,427,531

Health Care Technology — 0.1%
Cerner Corp.	3,085	214,253
M3, Inc.	4,400	225,951
Teladoc Health, Inc.(d)	897	213,154
Veeva Systems, Inc., Class A(d)	2,041	539,988

		1,193,346

Hotels, Restaurants & Leisure — 1.7%
Accor SA(d)	1,288	32,422
Aramark	12,114	255,848
Aristocrat Leisure Ltd	2,671	50,080

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp.	37,146	$515,586
Chipotle Mexican Grill, Inc.(d)	955	1,103,178
Compass Group plc	21,319	293,333
Crown Resorts Ltd.	8,124	51,939
Darden Restaurants, Inc.	6,622	502,610
Domino’s Pizza, Inc.	1,748	675,794
Evolution Gaming Group AB(c)	1,568	106,406
Flutter Entertainment plc	913	138,336
Galaxy Entertainment Group Ltd.	31,000	211,412
GVC Holdings plc	4,066	35,189
Hilton Worldwide Holdings, Inc.	13,297	997,940
InterContinental Hotels Group plc	608	28,005
La Francaise des Jeux SAEM(c)	1,089	39,890
Las Vegas Sands Corp.	24,939	1,088,338
Marriott International, Inc., Class A	14,679	1,230,467
McDonald’s Corp.	19,067	3,704,337
McDonald’s Holdings Co. Japan Ltd.	700	33,501
Melco Resorts & Entertainment Ltd., ADR	28,237	464,781
MGM Resorts International	34,794	559,835
Oriental Land Co. Ltd.	2,700	325,735
Royal Caribbean Cruises Ltd.	12,743	620,711
Sands China Ltd.	44,400	169,289
Sodexo SA	2,036	140,513
Starbucks Corp.	32,181	2,462,812
Tabcorp Holdings Ltd	47,101	119,110
Vail Resorts, Inc.	2,687	515,985
Whitbread plc	4,215	119,680
Wynn Resorts Ltd.	7,708	558,290
Yum! Brands, Inc.	10,848	987,710

		18,139,062

Household Durables — 0.2%
Barratt Developments plc	18,483	122,776
Berkeley Group Holdings plc	1,305	75,717
DR Horton, Inc.	5,249	347,274
Lennar Corp., Class A	4,123	298,299
NVR, Inc.(d)	48	188,647
Panasonic Corp.	18,600	161,102
Persimmon plc	3,479	108,615
PulteGroup, Inc.	3,996	174,226
Sony Corp.	13,000	1,010,035
Taylor Wimpey plc	52,559	81,074

		2,567,765

Household Products — 1.0%
Church & Dwight Co., Inc.	4,822	464,503
Clorox Co. (The)	2,526	597,424
Colgate-Palmolive Co.	12,351	953,497
Essity AB, Class B(d)	11,153	367,987
Henkel AG & Co. KGaA	2,482	215,664
Kimberly-Clark Corp.	6,235	947,970
Lion Corp.	2,100	54,584
Pigeon Corp	900	34,990
Procter & Gamble Co. (The)	41,594	5,453,805
Reckitt Benckiser Group plc	9,556	958,177
Unicharm Corp.	4,100	185,455

		10,234,056

Independent Power and Renewable Electricity Producers — 0.0%
Meridian Energy Ltd.	47,104	152,936
Uniper SE	5,457	188,393

		341,329

Industrial Conglomerates — 0.2%
3M Co.	140	21,066
CK Hutchison Holdings Ltd.	13,000	84,887
DCC plc	1,851	164,592
Investment AB Latour, Class B	4,651	95,471

Security	Shares	Value

Industrial Conglomerates (continued)
Keppel Corp. Ltd.	21,900	$86,240
NWS Holdings Ltd.	89,000	68,988
Siemens AG (Registered)	10,210	1,301,122
Smiths Group plc	6,801	119,809
Toshiba Corp.	3,500	107,034

		2,049,209

Insurance — 0.9%
Admiral Group plc	2,150	67,047
AIA Group Ltd.	137,200	1,237,125
Allianz SE (Registered)	5,563	1,154,179
Allstate Corp. (The)	1,662	156,876
Aon plc, Class A	2,308	473,648
Arthur J Gallagher & Co.	463	49,768
Assicurazioni Generali SpA	18,225	273,661
Aviva plc	49,951	171,784
AXA SA	16,130	323,627
Cincinnati Financial Corp.	1,538	119,856
Dai-ichi Life Holdings, Inc.	9,900	116,784
Direct Line Insurance Group plc	8,476	32,800
Fidelity National Financial, Inc.	3,607	116,723
Gjensidige Forsikring ASA(d)	5,016	103,118
Hannover Rueck SE	515	87,123
Insurance Australia Group Ltd.	24,958	90,862
Japan Post Holdings Co. Ltd	28,000	191,234
Legal & General Group plc	99,664	275,898
Markel Corp.(d)	82	85,652
Marsh & McLennan Cos., Inc.	5,986	697,968
MS&AD Insurance Group Holdings, Inc.	3,300	82,923
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,591	421,732
Poste Italiane SpA(c)	10,624	97,619
Progressive Corp. (The)	6,337	572,485
Prudential Financial, Inc.	6,017	381,297
Prudential plc	33,083	472,781
QBE Insurance Group Ltd.	14,937	104,611
RSA Insurance Group plc	9,914	55,334
Sampo OYJ, Class A	3,417	123,505
Sompo Holdings, Inc.	3,000	98,863
Suncorp Group Ltd.	6,885	42,052
Swiss Life Holding AG (Registered)(d)	140	51,162
Swiss Re AG	3,535	278,944
Tokio Marine Holdings, Inc.	7,900	333,577
Travelers Cos., Inc. (The)	1,829	209,274
Willis Towers Watson plc	802	168,428
Zurich Insurance Group AG	1,969	728,142

		10,048,462

Interactive Media & Services — 2.4%
Alphabet, Inc., Class A(d)	4,780	7,112,401
Alphabet, Inc., Class C(d)	4,892	7,254,640
Auto Trader Group plc(c)	16,879	117,908
Facebook, Inc., Class A(d)	38,068	9,656,710
IAC/InterActiveCorp(d)	1,005	133,082
Match Group, Inc.(d)	3,610	370,747
Pinterest, Inc., Class A(d)	4,216	144,567
REA Group Ltd.	873	67,413
Scout24 AG(c)	376	32,320
SEEK Ltd.	3,542	54,478
Snap, Inc., Class A(d)	12,123	271,798
TripAdvisor, Inc	1,201	24,296
Twitter, Inc.(d)	11,386	414,450
Z Holdings Corp.	23,600	125,499
Zillow Group, Inc., Class C(d)	1,991	136,164

		25,916,473

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(d)	7,844	$24,823,750
Booking Holdings, Inc.(d)	1,220	2,027,799
Delivery Hero SE(c)(d)	942	108,133
eBay, Inc.	20,862	1,153,251
Expedia Group, Inc.	5,659	458,436
Just Eat Takeaway.com NV(c)(d)	969	104,572
MercadoLibre, Inc.(d)	947	1,065,015
Ocado Group plc(d)	6,060	162,347
Prosus NV(d)	6,209	604,303
Rakuten, Inc.	7,000	64,325
Wayfair, Inc., Class A(d)	2,883	767,137
Zalando SE(c)(d)	773	55,803

		31,394,871

IT Services — 2.8%
Accenture plc, Class A	12,049	2,708,374
Adyen NV(c)(d)	241	402,266
Afterpay Ltd.(d)	2,912	141,636
Akamai Technologies, Inc.(d)	1,659	186,538
Amadeus IT Group SA	5,902	294,718
Atos SE(d)	2,321	198,467
Automatic Data Processing, Inc.	7,678	1,020,483
Black Knight, Inc.(d)	3,222	241,392
Booz Allen Hamilton Holding Corp.	2,141	175,048
Broadridge Financial Solutions, Inc.	2,102	282,383
Capgemini SE	3,204	415,541
Cognizant Technology Solutions Corp., Class A	9,515	650,065
Computershare Ltd.	20,262	193,925
Edenred	1,753	86,956
EPAM Systems, Inc.(d)	800	232,064
Fidelity National Information Services, Inc.	10,926	1,598,583
Fiserv, Inc.(d)	10,030	1,000,894
FleetCor Technologies, Inc.(d)	1,234	319,075
Fujitsu Ltd.	1,800	241,011
Gartner, Inc.(d)	1,667	207,775
Global Payments, Inc.	5,273	938,699
GoDaddy, Inc., Class A(d)	2,222	156,162
International Business Machines Corp.	13,308	1,636,086
Jack Henry & Associates, Inc.	1,209	215,565
Mastercard, Inc., Class A	14,430	4,452,088
MongoDB, Inc.(d)	477	109,271
NEC Corp.	1,600	89,641
Nexi SpA(c)(d)	8,941	160,624
Nomura Research Institute Ltd.	2,200	58,065
NTT Data Corp.	7,900	89,817
Obic Co. Ltd	400	71,732
Okta, Inc.(d)	1,758	388,483
Paychex, Inc.	7,008	504,015
PayPal Holdings, Inc.(d)	17,685	3,467,498
Square, Inc., Class A(d)	5,854	760,142
Twilio, Inc., Class A(d)	1,832	508,233
VeriSign, Inc.(d)	1,690	357,739
Visa, Inc., Class A	27,643	5,263,227
Western Union Co. (The)	3,282	79,687
Wix.com Ltd.(d)	569	165,283
Worldline SA(c)(d)	1,804	155,197

		30,224,448

Leisure Products — 0.0%
Polaris, Inc.	282	29,224
Shimano, Inc.	400	86,855

		116,079

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	4,212	405,742
Avantor, Inc.(d)	7,793	172,069
Bio-Rad Laboratories, Inc., Class A(d)	223	117,050

Security	Shares	Value

Life Sciences Tools & Services (continued)
Eurofins Scientific SE(d)	134	$87,707
Illumina, Inc.(d)	1,972	753,620
IQVIA Holdings, Inc.(d)	2,467	390,748
Lonza Group AG (Registered)(d)	933	583,438
Mettler-Toledo International, Inc.(d)	277	258,995
PerkinElmer, Inc.	950	112,964
QIAGEN NV(d)	3,009	149,470
Sartorius Stedim Biotech	441	137,937
Thermo Fisher Scientific, Inc.	5,981	2,475,835
Waters Corp.(d)	696	148,352

		5,793,927

Machinery — 0.6%
Alstom SA(d)	1,921	107,044
ANDRITZ AG	1,202	40,356
Atlas Copco AB, Class A	10,074	447,200
Atlas Copco AB, Class B	7,712	298,475
CNH Industrial NV(d)	22,006	149,528
Daifuku Co. Ltd.	400	36,450
Deere & Co.	1,044	184,068
Dover Corp.	247	25,424
Electrolux Professional AB, Class B(d)	2,612	10,312
Epiroc AB, Class A	8,613	120,428
Epiroc AB, Class B	10,600	144,323
FANUC Corp.	2,600	438,680
Fortive Corp.	2,309	162,069
GEA Group AG	1,409	50,859
Illinois Tool Works, Inc.	4,140	765,859
Ingersoll Rand, Inc.(d)	1,270	40,119
KION Group AG	1,884	143,986
Knorr-Bremse AG	1,279	149,652
Komatsu Ltd.	11,900	233,798
Kone OYJ, Class B	1,668	132,454
Kubota Corp.	16,600	236,384
Makita Corp.	3,300	126,814
Middleby Corp. (The)(d)	332	27,576
MINEBEA MITSUMI, Inc.	2,600	42,638
Mitsubishi Heavy Industries Ltd.	1,700	39,548
NSK Ltd.	5,100	34,331
Otis Worldwide Corp.(d)	2,636	165,383
PACCAR, Inc.	1,895	161,227
Parker-Hannifin Corp.	719	128,643
Pentair plc	846	36,251
Sandvik AB(d)	15,923	297,578
Schindler Holding AG (Registered)	307	76,828
SKF AB, Class B	5,892	109,078
SMC Corp.	700	367,885
Spirax-Sarco Engineering plc	1,316	175,864
Stanley Black & Decker, Inc.	1,619	248,225
Techtronic Industries Co. Ltd.	16,500	172,574
Volvo AB, Class B	26,444	457,000
Xylem, Inc.	1,043	76,118
Yaskawa Electric Corp.	2,300	76,469

		6,737,498

Marine — 0.0%
AP Moller — Maersk A/S, Class B	44	56,647
Kuehne + Nagel International AG (Registered)	288	49,647

		106,294

Media — 0.5%
Altice USA, Inc., Class A(d)	3,578	96,570
Charter Communications, Inc., Class A(d)	1,648	955,840
Comcast Corp., Class A	63,699	2,726,317
DISH Network Corp., Class A(d)	9,749	313,040
Fox Corp., Class A	2,394	61,693
Fox Corp., Class B	802	20,668

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
I-CABLE Communications Ltd.(d)	12,579	$101
Informa plc	36,163	171,470
ITV plc	31,075	22,915
Liberty Broadband Corp., Class C(d)	498	68,361
Omnicom Group, Inc.	941	50,560
Pearson plc	15,921	109,396
Publicis Groupe SA	979	31,305
Schibsted ASA, Class B	2,937	96,072
ViacomCBS, Inc.	3,272	85,301
WPP plc	30,524	226,375

		5,035,984

Metals & Mining — 0.5%
Alumina Ltd.	22,578	24,482
ArcelorMittal SA	14,093	156,035
Arconic Corp.(d)	1,516	24,696
Boliden AB	12,990	354,733
Evolution Mining Ltd.	5,216	22,283
Evraz plc	36,564	135,395
Fortescue Metals Group Ltd.	33,372	415,388
Glencore plc	153,962	352,351
Nippon Steel Corp	3,900	31,978
Norsk Hydro ASA(d)	77,637	219,303
Northern Star Resources Ltd.	4,589	52,084
Nucor Corp.	23,560	988,342
Rio Tinto Ltd.	5,487	401,586
Rio Tinto plc	17,280	1,051,872
Steel Dynamics, Inc.	21,273	583,093
Sumitomo Metal Mining Co. Ltd.	1,900	57,113
voestalpine AG	2,732	60,324

		4,931,058

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	12,802	174,107
Annaly Capital Management, Inc.	36,009	266,827

		440,934

Multiline Retail — 0.4%
Dollar General Corp.	5,934	1,129,834
Dollar Tree, Inc.(d)	6,207	579,423
Next plc	2,150	151,751
Pan Pacific International Holdings Corp.	4,600	104,259
Target Corp.	11,345	1,428,109
Wesfarmers Ltd.	16,599	551,880

		3,945,256

Multi-Utilities — 0.2%
Consolidated Edison, Inc.	2,982	229,107
E.ON SE	37,791	443,667
Engie SA	27,929	372,047
National Grid plc	62,669	735,225
Public Service Enterprise Group, Inc.	7,900	441,926
Suez SA	9,626	126,955
Veolia Environnement SA	8,249	188,965

		2,537,892

Oil, Gas & Consumable Fuels — 1.6%
BP plc	270,295	978,876
Cabot Oil & Gas Corp.	9,608	179,670
Cheniere Energy, Inc.(d)	5,078	251,259
Chevron Corp	35,879	3,011,683
Concho Resources, Inc.	4,397	231,018
ConocoPhillips	23,666	884,872
Diamondback Energy, Inc.	3,124	124,523
ENEOS Holdings, Inc.	29,600	103,796
Eni SpA	49,215	438,398
EOG Resources, Inc.	12,844	601,741
Equinor ASA	29,276	438,939

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	83,433	$3,510,861
Galp Energia SGPS SA	3,570	37,381
Hess Corp.	6,403	315,092
HollyFrontier Corp.	4,108	112,970
Idemitsu Kosan Co. Ltd.	1,700	35,412
Inpex Corp.	8,200	46,806
Kinder Morgan, Inc.	49,203	693,762
Lundin Energy AB	3,313	77,278
Marathon Petroleum Corp.	16,841	643,326
Matador Resources Co.(d)	939	8,150
Neste OYJ	4,706	216,154
Occidental Petroleum Corp	20,501	322,686
Oil Search Ltd.	18,783	38,768
OMV AG	1,010	31,898
ONEOK, Inc.	11,290	315,104
Phillips 66	10,074	624,789
Pioneer Natural Resources Co.	3,456	334,955
Repsol SA	20,282	159,938
Santos Ltd.	12,703	47,450
TOTAL SE	31,200	1,180,723
Valero Energy Corp.	9,509	534,691
Williams Cos., Inc. (The)	28,682	548,687
Woodside Petroleum Ltd.	12,333	175,451

		17,257,107

Paper & Forest Products — 0.1%
Mondi plc	19,221	340,456
Svenska Cellulosa AB SCA, Class B(d)	13,492	163,858
UPM-Kymmene OYJ	7,728	206,288

		710,602

Personal Products — 0.4%
Beiersdorf AG	1,085	129,555
Estee Lauder Cos., Inc. (The), Class A	3,619	714,897
Kao Corp	7,000	507,808
Kobayashi Pharmaceutical Co. Ltd.	1,000	88,876
Kose Corp.	500	50,643
L’Oreal SA	3,044	1,021,651
Pola Orbis Holdings, Inc.	3,000	49,879
Shiseido Co. Ltd.	5,000	278,581
Unilever NV	15,854	936,818
Unilever plc	13,527	805,466

		4,584,174

Pharmaceuticals — 2.7%
Astellas Pharma, Inc.	26,300	410,226
AstraZeneca plc	16,566	1,830,207
Bristol-Myers Squibb Co.	27,847	1,633,505
Catalent, Inc.(d)	437	38,168
Chugai Pharmaceutical Co. Ltd.	9,000	406,343
Daiichi Sankyo Co. Ltd.	7,400	654,801
Eisai Co. Ltd.	2,900	234,049
Eli Lilly & Co.	10,346	1,554,900
GlaxoSmithKline plc	75,959	1,513,127
Hikma Pharmaceuticals plc	2,583	72,378
Ipsen SA	348	33,374
Johnson & Johnson	38,819	5,658,257
Kyowa Kirin Co. Ltd.	3,200	79,031
Merck & Co., Inc.	35,065	2,813,616
Merck KGaA	2,428	310,312
Novo Nordisk A/S, Class B	21,634	1,419,463
Ono Pharmaceutical Co. Ltd.	5,100	143,348
Otsuka Holdings Co. Ltd.	6,300	261,283
Pfizer, Inc.	74,215	2,855,793
Recordati SpA	2,614	140,398
Roche Holding AG	8,984	3,111,667
Sanofi	14,066	1,476,889

8

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Santen Pharmaceutical Co. Ltd.	1,900	$32,058
Shionogi & Co. Ltd.	3,700	220,117
Sumitomo Dainippon Pharma Co. Ltd.	800	9,991
Taisho Pharmaceutical Holdings Co. Ltd.	500	28,409
Takeda Pharmaceutical Co. Ltd.	21,500	779,736
Teva Pharmaceutical Industries Ltd., ADR(d)	11,965	138,076
UCB SA	1,514	194,537
Vifor Pharma AG	554	78,196
Zoetis, Inc.	5,194	787,826

		28,920,081

Professional Services — 0.4%
Adecco Group AG (Registered)	2,807	132,642
CoStar Group, Inc.(d)	551	468,218
Equifax, Inc.	1,481	240,751
Experian plc	16,079	561,641
IHS Markit Ltd.(d)	4,840	390,733
Intertek Group plc	1,844	129,687
Randstad NV	2,635	126,921
Recruit Holdings Co. Ltd.	14,100	439,861
RELX plc	30,331	638,534
Teleperformance	1,156	338,321
TransUnion	1,891	169,377
Verisk Analytics, Inc.	1,923	362,889
Wolters Kluwer NV	4,673	368,035

		4,367,610

Real Estate Management & Development — 0.3%
Aroundtown SA	4,594	27,663
Azrieli Group Ltd.	2,310	112,354
CapitaLand Ltd.(d)	70,400	142,084
CBRE Group, Inc., Class A(d)	4,884	213,968
City Developments Ltd.	18,200	108,993
CK Asset Holdings Ltd.	28,500	158,251
Daito Trust Construction Co. Ltd.	900	70,580
Daiwa House Industry Co. Ltd.	7,800	172,124
Deutsche Wohnen SE	3,387	164,799
Henderson Land Development Co. Ltd.	20,000	74,851
Jones Lang LaSalle, Inc.(e)	557	55,093
LEG Immobilien AG	295	41,134
Lendlease Corp. Ltd.(f)	8,119	65,955
Mitsubishi Estate Co. Ltd.	14,400	206,860
Mitsui Fudosan Co. Ltd.	11,300	176,664
New World Development Co. Ltd.	7,000	34,179
Sumitomo Realty & Development Co. Ltd.	3,300	84,157
Sun Hung Kai Properties Ltd.	18,000	218,913
Swiss Prime Site AG (Registered)	941	85,879
UOL Group Ltd.	9,000	43,595
Vonovia SE	6,333	409,339
Wharf Real Estate Investment Co. Ltd.	15,000	53,053

		2,720,488

Road & Rail — 0.7%
AMERCO	531	168,715
Aurizon Holdings Ltd.	44,043	140,451
Central Japan Railway Co.	1,600	194,095
CSX Corp.	16,877	1,204,005
East Japan Railway Co.	3,000	172,934
JB Hunt Transport Services, Inc.	2,024	261,906
Kintetsu Group Holdings Co. Ltd.	1,300	50,651
Knight-Swift Transportation Holdings, Inc.	3,106	135,080
MTR Corp. Ltd.	56,000	278,300
Norfolk Southern Corp.	5,198	999,107
Old Dominion Freight Line, Inc.	2,040	372,953
Uber Technologies, Inc.(d)	20,243	612,553
Union Pacific Corp.	13,904	2,410,258

Security	Shares	Value

Road & Rail (continued)
West Japan Railway Co.	800	$34,548

		7,035,556

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.(d)	9,976	772,442
Advantest Corp.	3,300	180,177
Analog Devices, Inc.	1,239	142,299
ASM Pacific Technology Ltd.	5,800	65,466
ASML Holding NV	4,012	1,426,417
Broadcom, Inc.	5,623	1,781,085
Disco Corp.	200	48,467
Infineon Technologies AG	13,268	338,273
Intel Corp.	52,598	2,510,503
Marvell Technology Group Ltd.	1,894	69,074
Micron Technology, Inc.(d)	9,018	451,396
NVIDIA Corp.	7,031	2,985,292
NXP Semiconductors NV	1,076	126,462
ON Semiconductor Corp.(d)	1,576	32,466
QUALCOMM, Inc.	14,022	1,480,863
Renesas Electronics Corp.(d)	13,300	73,156
Rohm Co. Ltd.	2,700	173,377
Skyworks Solutions, Inc.	137	19,945
STMicroelectronics NV	6,925	194,573
SUMCO Corp.	4,900	76,024
Texas Instruments, Inc.	10,100	1,288,255
Tokyo Electron Ltd.	1,800	498,091
Xilinx, Inc.	624	66,986

		14,801,089

Software — 4.2%
Adobe, Inc.(d)	8,062	3,582,108
ANSYS, Inc.(d)	667	207,170
Autodesk, Inc.(d)	3,463	818,757
Avalara, Inc.(d)	1,255	168,735
AVEVA Group plc	1,683	90,829
Cadence Design Systems, Inc.(d)	3,154	344,574
CDK Global, Inc.	1,944	88,374
Check Point Software Technologies Ltd.(d)	1,053	131,994
Citrix Systems, Inc.	1,724	246,118
Coupa Software, Inc.(d)	1,010	309,514
Crowdstrike Holdings, Inc., Class A(d)	1,694	191,761
Dassault Systemes SE	1,076	195,933
Datadog, Inc., Class A(d)	1,617	151,772
DocuSign, Inc.(d)	2,939	637,263
Dropbox, Inc., Class A(d)	1,620	36,855
Dynatrace, Inc.(d)	1,075	44,967
Fair Isaac Corp.(d)	509	223,548
Fortinet, Inc.(d)	2,171	300,249
Guidewire Software, Inc.(d)	1,128	132,720
Intuit, Inc.	4,820	1,476,703
Microsoft Corp.	116,377	23,858,449
Nice Ltd.(d)	1,103	226,541
NortonLifeLock, Inc.	1,485	31,853
Oracle Corp.	37,835	2,097,951
Oracle Corp. Japan	300	36,139
Palo Alto Networks, Inc.(d)	126	32,246
Paycom Software, Inc.(d)	986	280,389
PTC, Inc.(d)	1,094	93,603
RingCentral, Inc., Class A(d)	1,334	387,220
Sage Group plc (The)	14,975	142,111
salesforce.com, Inc.(d)	14,272	2,780,899
SAP SE	12,740	2,011,051
ServiceNow, Inc.(d)	2,794	1,227,125
Slack Technologies, Inc., Class A(d)	5,278	155,965
Splunk, Inc.(d)	2,569	539,028
SS&C Technologies Holdings, Inc.	3,575	205,562
Synopsys, Inc.(d)	407	81,083

9

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
TeamViewer AG(c)(d)	835	$44,999
Temenos AG (Registered)	550	81,280
Trade Desk, Inc. (The), Class A(d)	716	323,145
Trend Micro, Inc.	700	41,054
Tyler Technologies, Inc.(d)	603	215,422
VMware, Inc., Class A(d)	1,270	178,067
Workday, Inc., Class A(d)	2,667	482,514
Zoom Video Communications, Inc., Class A(d)	1,827	463,894

		45,397,534

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	3,158	474,142
AutoZone, Inc.(d)	833	1,005,781
Best Buy Co., Inc.	8,865	882,865
Burlington Stores, Inc.(d)	9,727	1,828,676
CarMax, Inc.(d)	6,749	654,451
Fast Retailing Co. Ltd.	700	372,261
Hennes & Mauritz AB, Class B	14,702	229,166
Hikari Tsushin, Inc.	400	86,720
Home Depot, Inc. (The)	24,713	6,561,054
Industria de Diseno Textil SA	6,863	181,855
JD Sports Fashion plc	6,678	52,792
Kingfisher plc	7,707	24,355
Lowe’s Cos., Inc.	19,970	2,973,733
Nitori Holdings Co. Ltd.	1,000	218,936
O’Reilly Automotive, Inc.(d)	2,468	1,178,174
Ross Stores, Inc.	35,042	3,142,216
Tiffany & Co.	4,707	590,070
TJX Cos., Inc. (The)	91,110	4,736,809
Tractor Supply Co.	5,805	828,606
Ulta Beauty, Inc.(d)	3,261	629,340
USS Co. Ltd	1,500	22,239

		26,674,241

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	69,195	29,410,643
Canon, Inc.	19,400	312,195
Dell Technologies, Inc., Class C(d)	4,005	239,619
FUJIFILM Holdings Corp.	3,200	143,112
Hewlett Packard Enterprise Co.	13,037	128,675
HP, Inc.	23,437	412,022
NetApp, Inc.	2,872	127,230
Seagate Technology plc	2,691	121,687
Western Digital Corp.	916	39,480
Xerox Holdings Corp.	1,518	25,275

		30,959,938

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	1,175	324,038
Burberry Group plc	4,065	66,234
Capri Holdings Ltd.(d)	1,533	22,965
EssilorLuxottica SA	2,229	296,892
Hanesbrands, Inc.	1,301	18,383
Hermes International	168	136,204
Kering SA	732	414,814
Lululemon Athletica, Inc.(d)	653	212,611
LVMH Moet Hennessy Louis Vuitton SE	2,767	1,203,211
NIKE, Inc., Class B	11,125	1,085,911

		3,781,263

Trading Companies & Distributors — 0.4%
AerCap Holdings NV(d)	2,480	66,786
Ashtead Group plc	11,858	377,603
Brenntag AG	2,115	130,523
Bunzl plc	7,554	216,392
Fastenal Co.	10,888	512,172
Ferguson plc	6,445	568,149
HD Supply Holdings, Inc.(d)	3,325	116,708

Security	Shares	Value

Trading Companies & Distributors (continued)
ITOCHU Corp.	5,100	$111,824
Marubeni Corp.	59,100	272,092
Mitsubishi Corp.	15,800	318,367
Mitsui & Co. Ltd.	21,000	313,952
Sumitomo Corp.	18,000	199,975
Toyota Tsusho Corp.	3,100	78,627
United Rentals, Inc.(d)	1,294	201,049
WW Grainger, Inc.	874	298,497

		3,782,716

Transportation Infrastructure — 0.1%
Aena SME SA(c)	1,499	195,447
Aeroports de Paris	1,508	142,161
Atlantia SpA	6,470	103,657
Auckland International Airport Ltd.	17,311	73,794
Fraport AG Frankfurt Airport Services Worldwide	1,966	76,855
Getlink SE(d)	8,201	123,388
SATS Ltd.	12,200	24,454
Sydney Airport(f)	30,279	113,405
Transurban Group(f)	38,107	376,936

		1,230,097

Water Utilities — 0.1%
American Water Works Co., Inc.	2,622	386,142
Essential Utilities, Inc.	3,593	162,943
Severn Trent plc	4,442	141,555
United Utilities Group plc	12,376	145,140

		835,780

Wireless Telecommunication Services — 0.8%
KDDI Corp.	19,200	610,511
NTT DOCOMO, Inc.	17,800	490,054
Softbank Corp.	26,700	357,412
SoftBank Group Corp.	17,200	1,084,857
Tele2 AB, Class B	13,621	193,245
T-Mobile US, Inc.	44,342	4,761,444
Vodafone Group plc	390,231	586,458

		8,083,981

Total Common Stocks — 57.6% (Cost: $510,370,061)		616,772,296

	Beneficial Interest (000)

Other Interests — 0.0%(h)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(b)(d)(i)	300	—

Total Other Interests — 0.0%		—

	Shares

Preferred Stocks — 0.1%

Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference)	1,553	78,928

Chemicals — 0.0%
Fuchs Petrolub SE (Preference)	808	35,284

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)	461	177,375

Household Products — 0.1%
Henkel AG & Co. KGaA (Preference)	2,769	272,262

Total Preferred Stocks — 0.1% (Cost: $455,305)		563,849

10

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights — 0.0%(d)

Diversified Telecommunication Services — 0.0%
Cellnex Telecom SA (Expires 08/08/20)	2,344	$9,802

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., CVR (Expires 12/31/20)	11,276	40,594

Total Rights — 0.0% (Cost: $24,018)		50,396

	Par (000)

U.S. Treasury Obligations — 17.4%
U.S. Treasury Notes:
2.75%, 08/15/21	40,000	41,081,250
1.13%, 08/31/21	40,000	40,426,562
1.63%, 08/31/22	51,000	52,593,750
1.50%, 09/15/22	51,000	52,500,117

Total U.S. Treasury Obligations — 17.4% (Cost: $184,635,613)		186,601,679

Security	Shares	Value

Warrants — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable 07/06/20, 1 share for 1 warrant, Expires 07/06/27, Strike Price USD 22.00)(d)	1,719	$9,626

Total Warrants — 0.0%		9,626

Total Long-Term Investments — 75.1% (Cost: $695,658,359)		803,997,846

Short-Term Securities — 1.7%(j)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%	18,298,608	18,298,608
SL Liquidity Series, LLC, Money Market Series, 0.38%(k)	272,018	272,182

Total Short-Term Securities — 1.7% (Cost: $18,570,790)		18,570,790

Total Investments — 76.8% (Cost: $714,229,149)		822,568,636

Other Assets Less Liabilities — 23.2%		248,272,569

Net Assets — 100.0%		$1,070,841,205

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,704, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	45,699,839	—	(27,401,231)	18,298,608	$18,298,608	$14,370		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	—	272,018	—	272,018	272,182	748	(c)	(7)	—

					$18,570,790	$15,118		$(7)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

11

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
AEX Index	5	08/21/20	$640	$(35,688)
CAC 40 10 Euro Index	1,527	08/21/20	85,997	(3,749,473)
IBEX 35 Index	744	08/21/20	60,581	(4,386,284)
Hang Seng China Enterprises Index	178	08/28/20	11,533	(156,150)
Hang Seng Index	136	08/28/20	21,546	(256,821)
Euro-BTP	194	09/08/20	33,590	1,152,429
TOPIX Index	251	09/10/20	35,485	(1,886,492)
Australia 10 Year Bond	603	09/15/20	64,387	468,795
SPI 200 Index	816	09/17/20	85,671	261,860
EURO STOXX 50 Index	170	09/18/20	6,344	132,289
FTSE 100 Index	408	09/18/20	31,438	(1,599,271)
FTSE/MIB Index	247	09/18/20	27,782	440,734
S&P 500 E-Mini Index	76	09/18/20	12,401	913,446
WIG20 Index	873	09/18/20	8,223	79,650
U.S. Treasury Ultra Bond	409	09/21/20	93,124	4,013,473
Long Gilt	2,322	09/28/20	421,122	3,701,817

				(905,686)

Short Contracts
OMXS30 Index	3,046	08/21/20	59,339	1,080,391
SGX NIFTY 50 Index	19	08/27/20	422	6,432
MSCI Singapore Index	936	08/28/20	19,561	498,705
Euro-Bund	1,442	09/08/20	301,536	(3,294,625)
Euro-Buxl	188	09/08/20	49,792	(2,902,958)
TOPIX Index	47	09/10/20	6,645	210,579
FTSE/JSE Top 40 Index	4	09/17/20	120	(7,283)
S&P/TSX 60 Index	146	09/17/20	21,046	(1,132,515)
DAX Index	256	09/18/20	93,109	(1,835,382)
FTSE 100 Index	89	09/18/20	6,858	176,546
FTSE/MIB Index	489	09/18/20	55,001	205,714
MSCI EAFE E-Mini Index	1,684	09/18/20	152,705	(5,566,468)
S&P 500 E-Mini Index	2,919	09/18/20	476,308	(35,098,005)
Canada 10 Year Bond	2,885	09/21/20	333,204	(1,429,994)
U.S. Treasury 10 Year Note	1,861	09/21/20	260,685	(1,955,258)
SET50 Index	1,919	09/29/20	10,507	230,096

				(50,814,025)

				$(51,719,711)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,874,318	USD	3,370,045	Citibank NA	09/16/20	$112,998
AUD	2,514,000	USD	1,794,355	Goldman Sachs International	09/16/20	2,075
AUD	27,080,587	USD	18,774,966	Morgan Stanley & Co. International plc	09/16/20	576,019
AUD	1,497,000	USD	1,069,021	UBS AG	09/16/20	691
CAD	24,817,290	USD	18,426,904	Morgan Stanley & Co. International plc	09/16/20	102,971
CAD	4,671,207	USD	3,441,718	Toronto Dominion Bank	09/16/20	46,047
CHF	2,896,277	USD	3,044,652	Morgan Stanley & Co. International plc	09/16/20	126,277
CLP	4,838,999,000	USD	6,166,765	HSBC Bank plc	09/16/20	227,807
EUR	1,814,000	USD	2,094,073	Bank of New York	09/16/20	44,747
EUR	10,540,434	USD	11,847,489	Barclays Bank plc	09/16/20	580,340
EUR	70,937,466	USD	80,815,792	Citibank NA	09/16/20	2,823,903
EUR	6,008,299	USD	6,768,594	Morgan Stanley & Co. International plc	09/16/20	315,565
EUR	3,011,853	USD	3,383,815	State Street Bank and Trust Co.	09/16/20	167,348
GBP	1,011,000	USD	1,323,706	Morgan Stanley & Co. International plc	09/16/20	11

12

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	379,049,236	USD	3,531,305	JPMorgan Chase Bank NA	09/16/20	$51,414
JPY	2,287,695,802	USD	21,404,967	Morgan Stanley & Co. International plc	09/16/20	218,002
JPY	208,865,000	USD	1,944,071	UBS AG	09/16/20	30,090
SGD	1,574,000	USD	1,138,614	BNP Paribas SA	09/16/20	7,033

						5,433,338

NOK	13,506,000	USD	1,484,952	Morgan Stanley & Co. International plc	09/16/20	(801)
NZD	1,917,000	USD	1,273,285	Morgan Stanley & Co. International plc	09/16/20	(1,873)
USD	3,602,741	AUD	5,306,280	HSBC Bank plc	09/16/20	(188,970)
USD	1,481,488	AUD	2,137,483	State Street Bank and Trust Co.	09/16/20	(45,894)
USD	1,127,574	CAD	1,524,882	Goldman Sachs International	09/16/20	(10,982)
USD	2,400,874	CAD	3,283,481	HSBC Bank plc	09/16/20	(50,743)
USD	1,739,342	CHF	1,589,000	UBS AG	09/16/20	(342)
USD	3,120,627	CLP	2,437,678,000	JPMorgan Chase Bank NA	09/16/20	(100,681)
USD	1,998,753	EUR	1,776,000	Bank of New York	09/16/20	(95,262)
USD	7,052,600	EUR	6,151,935	Barclays Bank plc	09/16/20	(200,915)
USD	1,474,845	EUR	1,292,574	Morgan Stanley & Co. International plc	09/16/20	(49,180)
USD	2,440,100	EUR	2,070,000	UBS AG	09/16/20	(560)
USD	3,027,378	GBP	2,423,228	Morgan Stanley & Co. International plc	09/16/20	(145,392)
USD	991,061	JPY	106,453,830	Citibank NA	09/16/20	(15,126)
USD	2,383,288	JPY	256,203,000	JPMorgan Chase Bank NA	09/16/20	(38,305)
USD	3,451,293	NOK	33,673,129	Morgan Stanley & Co. International plc	09/16/20	(248,988)
USD	1,930,034	NZD	3,013,769	HSBC Bank plc	09/16/20	(68,788)
USD	3,259,217	SEK	30,578,944	Citibank NA	09/16/20	(225,083)
USD	1,596,337	SGD	2,227,965	HSBC Bank plc	09/16/20	(25,304)
USD	11,239,937	MXN	252,463,000	Goldman Sachs International	09/17/20	(38,277)

						(1,551,466)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	4.83%	Monthly	09/17/20	(a)	09/11/25	MXN	816,000	$(61,150)	$—	$(61,150)
6 month GBP LIBOR	Semi-Annual	0.17%	Semi-Annual	09/16/20	(a)	09/16/25	GBP	40,000	18,327	3,316	15,011
6 month GBP LIBOR	Semi-Annual	0.17%	Semi-Annual	09/16/20	(a)	09/16/25	GBP	41,000	16,240	4,907	11,333
6 month GBP LIBOR	Semi-Annual	0.20%	Semi-Annual	09/16/20	(a)	09/16/25	GBP	39,000	90,552	5,565	84,987
6 month GBP LIBOR	Semi-Annual	0.27%	Semi-Annual	09/16/20	(a)	09/16/25	GBP	27,000	190,536	13,174	177,362
6 month BBR	Semi-Annual	0.45%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	11,000	26,306	—	26,306
6 month BBR	Semi-Annual	0.46%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	90,000	242,426	—	242,426
6 month BBR	Semi-Annual	0.46%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	65,000	165,842	—	165,842
6 month BBR	Semi-Annual	0.48%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	86,500	285,275	—	285,275
6 month BBR	Semi-Annual	0.48%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	41,000	146,149	—	146,149
6 month BBR	Semi-Annual	0.49%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	86,500	312,951	—	312,951
6 month WIBOR	Semi-Annual	0.53%	Annual	09/16/20	(a)	09/16/25	PLN	91,000	20,908	—	20,908
6 month WIBOR	Semi-Annual	0.55%	Annual	09/16/20	(a)	09/16/25	PLN	111,000	58,024	—	58,024
6 month WIBOR	Semi-Annual	0.56%	Annual	09/16/20	(a)	09/16/25	PLN	142,000	85,576	—	85,576
6 month WIBOR	Semi-Annual	0.57%	Annual	09/16/20	(a)	09/16/25	PLN	159,000	124,406	—	124,406
6 month WIBOR	Semi-Annual	0.58%	Annual	09/16/20	(a)	09/16/25	PLN	160,000	130,515	—	130,515
3 month HIBOR	Quarterly	0.63%	Quarterly	09/16/20	(a)	09/16/25	HKD	136,500	53,690	—	53,690
3 month HIBOR	Quarterly	0.64%	Quarterly	09/16/20	(a)	09/16/25	HKD	73,500	34,103	—	34,103
3 month HIBOR	Quarterly	0.65%	Quarterly	09/16/20	(a)	09/16/25	HKD	165,000	78,678	—	78,678
6 month BBR	Semi-Annual	0.72%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	258,514	3,117,996	—	3,117,996

13

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month HIBOR	Quarterly	0.79%	Quarterly	09/16/20	(a)	09/16/25	HKD	116,000	$163,349	$—	$163,349
3 month HIBOR	Quarterly	0.80%	Quarterly	09/16/20	(a)	09/16/25	HKD	116,000	168,937	—	168,937
0.77%	Semi-Annual	3 month BA	Semi-Annual	09/16/20	(a)	09/16/25	CAD	26,000	(47,349)	(4,710)	(42,639)
0.76%	Semi-Annual	3 month BA	Semi-Annual	09/16/20	(a)	09/16/25	CAD	140,000	(228,975)	—	(228,975)
0.75%	Semi-Annual	3 month BA	Semi-Annual	09/16/20	(a)	09/16/25	CAD	56,000	(60,411)	10,034	(70,445)
0.41%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	22,000	(165,246)	10,217	(175,463)
0.08%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	661,000	134,400	13,633	120,767
0.32%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	442,000	(521,520)	23,116	(544,636)
0.13%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	592,000	(47,760)	4,321	(52,081)
0.15%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	640,000	(102,214)	4,078	(106,292)
0.15%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	696,000	(124,856)	15,090	(139,946)
(0.22)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	53,000	(538,045)	68,457	(606,502)
(0.21)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	58,000	(634,053)	21,199	(655,252)
(0.17)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	85,000	(1,097,983)	35,601	(1,133,584)
(0.15)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	71,000	(1,002,080)	(45,460)	(956,620)
(0.14)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	47,000	(718,391)	(12,743)	(705,648)
(0.18)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	40,000	(493,155)	(5,638)	(487,517)
(0.22)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	40,000	(411,069)	5,334	(416,403)
(0.22)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	57,000	(569,581)	(8,166)	(561,415)
(0.28)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	124,000	(784,961)	20,803	(805,764)
(0.30)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	49,000	(263,395)	4,294	(267,689)
(0.27)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	118,000	(852,006)	(23,607)	(828,399)
(0.33)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	30,000	(105,049)	9,524	(114,573)
(0.31)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	21,000	(106,578)	(5,016)	(101,562)
(0.32)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	47,000	(183,968)	(697)	(183,271)
0.55%	Semi-Annual	6 month SOR	Semi-Annual	09/16/20	(a)	09/16/25	SGD	11,500	(26,178)	—	(26,178)
0.56%	Semi-Annual	6 month SOR	Semi-Annual	09/16/20	(a)	09/16/25	SGD	11,500	(31,209)	—	(31,209)
0.54%	Semi-Annual	6 month SOR	Semi-Annual	09/16/20	(a)	09/16/25	SGD	37,000	(80,179)	—	(80,179)
3 month JIBAR	Quarterly	6.77%	Quarterly	09/16/20	(a)	09/16/25	ZAR	64,100	263,959	—	263,959
3 month JIBAR	Quarterly	7.20%	Quarterly	09/16/20	(a)	09/16/25	ZAR	598,000	3,133,546	—	3,133,546
3 month JIBAR	Quarterly	7.50%	Quarterly	09/16/20	(a)	09/16/25	ZAR	779,000	4,691,852	—	4,691,852
3 month JIBAR	Quarterly	8.18%	Quarterly	09/16/20	(a)	09/16/25	ZAR	278,775	2,173,728	—	2,173,728
3 month JIBAR	Quarterly	8.48%	Quarterly	09/16/20	(a)	09/16/25	ZAR	283,500	2,432,516	—	2,432,516

									$9,103,426	$166,626	$8,936,800

(a)	Forward swap.

14

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund								Upfront Premium Paid (Received)
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value		Unrealized Appreciation (Depreciation)
0.55%	Quarterly	3 month TWCPBA	Quarterly	Bank of America NA	09/16/20(a)	09/16/25	TWD	1,139,000	$51,209	$—	$51,209
1 day MIBOR	Semi-Annual	4.07%	Semi-Annual	Bank of America NA	09/16/20(a)	09/16/25	INR	2,694,000	(57,164)	—	(57,164)
1 day MIBOR	Semi-Annual	4.70%	Semi-Annual	Bank of America NA	09/16/20(a)	09/16/25	INR	2,266,000	807,038	—	807,038
2.29%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	09/16/20(a)	09/16/25	CNY	180,009	376,975	—	376,975
2.56%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	09/16/20(a)	09/16/25	CNY	379,620	116,333	—	116,333
3 month CD_KSDA	Quarterly	0.89%	Quarterly	Bank of America NA	09/16/20(a)	09/16/25	KRW	27,281,000	43,781	—	43,781
3 month CD_KSDA	Quarterly	0.90%	Quarterly	Bank of America NA	09/16/20(a)	09/16/25	KRW	58,450,000	134,615	—	134,615
0.51%	Quarterly	3 month TWCPBA	Quarterly	Barclays Bank plc	09/16/20(a)	09/16/25	TWD	666,000	70,311	—	70,311
0.50%	Quarterly	3 month TWCPBA	Quarterly	BNP Paribas SA	09/16/20(a)	09/16/25	TWD	666,000	80,403	—	80,403
1 day MIBOR	Semi-Annual	4.07%	Semi-Annual	HSBC Bank plc	09/16/20(a)	09/16/25	INR	495,178	(10,507)	—	(10,507)
1 day MIBOR	Semi-Annual	4.08%	Semi-Annual	HSBC Bank plc	09/16/20(a)	09/16/25	INR	2,131,822	(36,297)	—	(36,297)
1 day MIBOR	Semi-Annual	4.21%	Semi-Annual	HSBC Bank plc	09/16/20(a)	09/16/25	INR	1,006,080	62,419	—	62,419
1 day MIBOR	Semi-Annual	4.78%	Semi-Annual	HSBC Bank plc	09/16/20(a)	09/16/25	INR	738,525	298,417	—	298,417
1 day MIBOR	Semi-Annual	4.87%	Semi-Annual	HSBC Bank plc	09/16/20(a)	09/16/25	INR	895,480	410,113	—	410,113
1 day MIBOR	Semi-Annual	4.18%	Semi-Annual	JPMorgan Chase Bank NA	09/16/20(a)	09/16/25	INR	1,722,600	79,014	—	79,014
1 day MIBOR	Semi-Annual	5.39%	Semi-Annual	JPMorgan Chase Bank NA	09/16/20(a)	09/16/25	INR	1,465,650	1,123,371	—	1,123,371
2.56%	Quarterly	1 week CNREPOFI	Quarterly	JPMorgan Chase Bank NA	09/16/20(a)	09/16/25	CNY	133,380	38,645	—	38,645
3 month CD_KSDA	Quarterly	0.89%	Quarterly	JPMorgan Chase Bank NA	09/16/20(a)	09/16/25	KRW	18,248,340	33,033	—	33,033
3 month CD_KSDA	Quarterly	0.90%	Quarterly	JPMorgan Chase Bank NA	09/16/20(a)	09/16/25	KRW	9,400,660	18,948	—	18,948
0.71%	Semi-Annual	6 month THBFIX	Semi-Annual	Morgan Stanley & Co. International plc	09/16/20(a)	09/16/25	THB	830,500	(19,335)	—	(19,335)
0.71%	Semi-Annual	6 month THBFIX	Semi-Annual	Morgan Stanley & Co. International plc	09/16/20(a)	09/16/25	THB	830,500	(24,576)	—	(24,576)
1 day MIBOR	Semi-Annual	4.17%	Semi-Annual	Morgan Stanley & Co. International plc	09/16/20(a)	09/16/25	INR	1,409,400	54,517	—	54,517
1 day MIBOR	Semi-Annual	4.18%	Semi-Annual	Morgan Stanley & Co. International plc	09/16/20(a)	09/16/25	INR	945,920	42,255	—	42,255
2.53%	Quarterly	1 week CNREPOFI	Quarterly	Morgan Stanley & Co. International plc	09/16/20(a)	09/16/25	CNY	308,000	161,284	—	161,284
1 day MIBOR	Semi-Annual	4.88%	Semi-Annual	Nomura International plc	09/16/20(a)	09/16/25	INR	1,514,590	702,726	—	702,726

									$4,557,528	$—	$4,557,528

(a)	Forward swap.

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund (a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BOVESPA Index Futures August 2020	BRL	12,975,488	Merrill Lynch International & Co.	08/12/20	BRL	12,975	$340,557	$—	$340,557
BOVESPA Index Futures August 2020	BRL	22,131,612	Merrill Lynch International & Co.	08/12/20	BRL	22,132	365,165	—	365,165

15

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund

OTC Total Return Swaps (continued)

Reference Entity		Fixed Amount Paid / (Received) by the Fund (a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index Future August 2020	TWD	(1,796,616,323)	Merrill Lynch International & Co.	08/19/20	TWD	1,796,616	$(2,979,006)	$—	$(2,979,006)
Taiwan Capitalization Weighted Stock Index Future August 2020	TWD	(170,420,638)	Merrill Lynch International & Co.	08/19/20	TWD	170,421	(278,501)	—	(278,501)
Taiwan Capitalization Weighted Stock Index Future August 2020	TWD	(100,777,594)	Merrill Lynch International & Co.	08/19/20	TWD	100,778	(80,070)	—	(80,070)
KOSPI 200 Index Futures September 2020	KRW	3,161,814,600	Merrill Lynch International & Co.	09/10/20	KRW	3,161,815	(15,645)	—	(15,645)
KOSPI 200 Index Futures September 2020	KRW	1,553,318,025	Merrill Lynch International & Co.	09/10/20	KRW	1,553,318	15,334	—	15,334
Swiss Market Index Futures September 2020	CHF	(2,890,800)	HSBC Bank plc	09/18/20	CHF	2,891	(121,699)	—	(121,699)
Swiss Market Index Futures September 2020	CHF	(4,477,377)	HSBC Bank plc	09/18/20	CHF	4,477	(28,181)	—	(28,181)
Swiss Market Index Futures September 2020	CHF	(5,893,013)	HSBC Bank plc	09/18/20	CHF	5,893	97,264	—	97,264
Swiss Market Index Futures September 2020	CHF	(2,306,778)	HSBC Bank plc	09/18/20	CHF	2,307	115,071	—	115,071
MSCI Chile Net Return Index	USD	(3,387,246)	BNP Paribas SA	05/20/21	USD	3,387	(495,189)	—	(495,189)
MSCI Mexico Net Return Index	USD	10,640,503	BNP Paribas SA	05/20/21	USD	10,641	779,245	—	779,245

							$(2,285,655)	$—	$(2,285,655)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day MIBOR	Mumbai Interbank Offered Rate	3.86%
1 week CNREPOFI	China Fixing Repo Rates	2.30
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	5.19
3 month BA	Canadian Bankers Acceptances	0.53
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	0.78
3 month HIBOR	Hong Kong Interbank Offered Rate	0.45
3 month JIBAR	Johannesburg Interbank Average Rate	3.66
3 month LIBOR	London Interbank Offered Rate	0.25
3 month STIBOR	Stockholm Interbank Offered Rate	0.02
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	0.48
6 month BBR	Australian Bank Bill Rate	0.18
6 month EURIBOR	Euro Interbank Offered Rate	(0.41)
6 month GBP LIBOR	London Interbank Offered Rate	0.16
6 month SOR	Singapore Interbank Offered Rate	0.21
6 month THBFIX	Thai Baht Interest Rate Fixing	0.38
6 month WIBOR	Warsaw Interbank Offered Rate	0.17

16

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

BBR	Australian Bank Bill Rate

CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association

CDO	Collateralized Debt Obligation

CDI	Crest Depository Interests

CNREPOFI	Day China Fixing Repo Rates

CVA	Certification Van Aandelon (Dutch Certificate)

CVR	Contingent Value Rights

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SOR	Singapore Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

THBFIX	Thai Baht Interest Rate Fixing

TWCPBA	Taiwan Secondary Markets Bills Rate

WIBOR	Warsaw Interbank Offered Rate

17

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$325,579	$286,195	$—	$611,774
Air Freight & Logistics	5,178,043	960,204	—	6,138,247
Airlines	3,413,351	93,971	—	3,507,322
Auto Components	177,037	1,743,889	—	1,920,926
Automobiles	3,798,920	3,233,825	—	7,032,745
Banks	17,490,579	12,609,126	—	30,099,705
Beverages	16,564,369	3,799,573	—	20,363,942
Biotechnology	10,098,387	1,447,225	—	11,545,612
Building Products	44,189	1,429,189	—	1,473,378
Capital Markets	14,600,306	4,928,355	—	19,528,661
Chemicals	5,439,147	6,816,663	—	12,255,810
Commercial Services & Supplies	2,227,538	310,606	—	2,538,144
Communications Equipment	1,548,130	506,135	—	2,054,265
Construction & Engineering	—	1,533,131	—	1,533,131
Construction Materials	—	438,130	—	438,130
Consumer Finance	2,668,237	—	—	2,668,237
Containers & Packaging	687,557	25,193	—	712,750
Distributors	661,899	—	—	661,899
Diversified Financial Services	4,446,283	1,430,761	—	5,877,044
Diversified Telecommunication Services	10,248,999	3,704,471	—	13,953,470
Electric Utilities	4,712,876	2,328,919	4,704	7,046,499
Electrical Equipment	27,451	2,569,853	—	2,597,304
Electronic Equipment, Instruments & Components	1,270,465	3,712,294	—	4,982,759
Energy Equipment & Services	727,678	33,045	—	760,723
Entertainment	8,631,332	917,433	—	9,548,765
Equity Real Estate Investment Trusts (REITs)	12,515,925	1,959,913	—	14,475,838

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Tactical Opportunities Fund

	Level 1	Level 2	Level 3	Total
Food & Staples Retailing	$8,049,692	$5,386,896	$—	$13,436,588
Food Products	13,444,097	8,644,662	—	22,088,759
Gas Utilities	—	1,355,313	—	1,355,313
Health Care Equipment & Supplies	14,933,787	3,307,038	—	18,240,825
Health Care Providers & Services	13,119,641	1,307,890	—	14,427,531
Health Care Technology	967,395	225,951	—	1,193,346
Hotels, Restaurants & Leisure	16,244,222	1,894,840	—	18,139,062
Household Durables	1,008,446	1,559,319	—	2,567,765
Household Products	8,417,199	1,816,857	—	10,234,056
Independent Power and Renewable Electricity Producers	—	341,329	—	341,329
Industrial Conglomerates	21,066	2,028,143	—	2,049,209
Insurance	3,031,975	7,016,487	—	10,048,462
Interactive Media & Services	25,518,855	397,618	—	25,916,473
Internet & Direct Marketing Retail	30,295,388	1,099,483	—	31,394,871
IT Services	28,027,118	2,197,330	—	30,224,448
Leisure Products	29,224	86,855	—	116,079
Life Sciences Tools & Services	4,984,845	809,082	—	5,793,927
Machinery	2,020,962	4,716,536	—	6,737,498
Marine	—	106,294	—	106,294
Media	4,378,451	657,533	—	5,035,984
Metals & Mining	1,656,455	3,274,603	—	4,931,058
Mortgage Real Estate Investment Trusts (REITs)	440,934	—	—	440,934
Multiline Retail	3,137,366	807,890	—	3,945,256
Multi-Utilities	671,033	1,866,859	—	2,537,892
Oil, Gas & Consumable Fuels	13,249,839	4,007,268	—	17,257,107
Paper & Forest Products	—	710,602	—	710,602
Personal Products	714,897	3,869,277	—	4,584,174
Pharmaceuticals	15,480,141	13,439,940	—	28,920,081
Professional Services	2,000,003	2,367,607	—	4,367,610
Real Estate Management & Development	269,061	2,451,427	—	2,720,488
Road & Rail	6,164,577	870,979	—	7,035,556
Semiconductors & Semiconductor Equipment	10,954,626	3,846,463	—	14,801,089
Software	42,572,596	2,824,938	—	45,397,534
Specialty Retail	25,485,917	1,188,324	—	26,674,241
Technology Hardware, Storage & Peripherals	30,504,631	455,307	—	30,959,938
Textiles, Apparel & Luxury Goods	1,339,870	2,441,393	—	3,781,263
Trading Companies & Distributors	1,195,212	2,587,504	—	3,782,716
Transportation Infrastructure	—	1,230,097	—	1,230,097
Water Utilities	549,085	286,695	—	835,780
Wireless Telecommunication Services	4,761,444	3,322,537	—	8,083,981
Preferred Stocks	—	563,849	—	563,849
Rights	50,396	—	—	50,396
U.S. Treasury Obligations	—	186,601,679	—	186,601,679
Warrants	9,626	—	—	9,626
Short-Term Securities	18,298,608	—	—	18,298,608

Subtotal	$481,502,957	$340,788,793	$4,704	$822,296,454

Investments Valued at Net Asset Value (“NAV”) (a)				272,182

Total Investments				$822,568,636

Derivative Financial Instruments (b)
Assets:
Equity contracts	$4,236,442	$1,712,636	$—	$5,949,078
Foreign currency exchange contracts	—	5,433,338	—	5,433,338
Interest rate contracts	9,336,514	23,025,599	—	32,362,113
Liabilities:
Equity contracts	(55,709,832)	(3,998,291)	—	(59,708,123)
Foreign currency exchange contracts	—	(1,551,466)	—	(1,551,466)
Interest rate contracts	(9,582,835)	(9,531,271)	—	(19,114,106)

	$(51,719,711)	$15,090,545	$—	$(36,629,166)

    The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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